Retirement Plans (Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 4,528	$ 3,872
Percentage of defined benefit plan assets	100.00%	100.00%
Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,619	1,421
Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	2,659	2,184
Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	250	267
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,614	1,354
Percentage of defined benefit plan assets	35.00%	35.00%
U.S. Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	926	766
U.S. Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	559	443
U.S. Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	129	145
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	937	767
Percentage of defined benefit plan assets	21.00%	20.00%
International Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	442	476
International Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	495	291
International Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Emerging Market Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	265	187
Percentage of defined benefit plan assets	6.00%	5.00%
Emerging Market Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	68	59
Emerging Market Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	197	128
Emerging Market Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	528	522
Percentage of defined benefit plan assets	12.00%	14.00%
Corporate Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Corporate Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	528	522
Corporate Bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	551	509
Percentage of defined benefit plan assets	12.00%	13.00%
Government Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Government Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	551	509
Government Bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	148	130
Percentage of defined benefit plan assets	3.00%	3.00%
High Yield Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
High Yield Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	148	130
High Yield Bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Other Assets Member [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	485	403
Percentage of defined benefit plan assets	11.00%	10.00%
Other Assets Member [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	183	120
Other Assets Member [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	181	161
Other Assets Member [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 121	$ 122